JPMORGAN TRUST I
277 PARK AVENUE
NEW YORK, NEW YORK 10172
August 24, 2021
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust I (the “Trust”), on behalf of
JPMorgan U.S. GARP Equity Fund (the “Fund”)
File Nos. 333-103022 and 811-21295
Ladies and Gentlemen:
We hereby submit for filing Post-Effective Amendment No. 649 under the Securities Act of 1933 (the “Securities Act”) (Amendment No. 650 under the Investment Company Act of 1940) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).
The Amendment is being filed pursuant to Rule 485(a) under the Securities Act for the purpose of reflecting changes to the Fund’s name and investment strategies, including the 80% policy, which was previously reflected in a supplement filing first made with the Securities and Exchange Commission pursuant to Rule 497 on November 19, 2020. The financial information will be updated in the 485(b).
Please contact Kiesha T. Astwood-Smith at 212-623-8476 if you have any questions.
Very truly yours,
/s/ Elizabeth A. Davin
Elizabeth A. Davin
Assistant Secretary